Subsequent Events (Details Narrative)						1 Months Ended					2 Months Ended
	Mar. 09, 2017 USD ($) $ / shares shares	Mar. 02, 2017 shares	Feb. 10, 2017 shares	Jan. 10, 2017 shares	Feb. 02, 2016 shares	Oct. 16, 2017 USD ($) $ / shares shares	Jun. 28, 2017 shares	Mar. 02, 2017 shares	Feb. 23, 2017 USD ($) $ / shares shares	Feb. 17, 2017 shares	Mar. 23, 2017 Installment	Mar. 09, 2017 USD ($) $ / shares shares	Sep. 30, 2017 shares	May 11, 2017 shares	Feb. 02, 2017 shares	Dec. 31, 2016 shares	Mar. 15, 2016 shares
Common stock shares reserved under stock option plan													102,582			19,595,000
Series F Warrant [Member] | KCC [Member]
Common stock shares issued upon conversion of debt							114,493
Series B Warrant [Member] | KCC [Member]
Common stock shares issued upon conversion of debt					2,173,913
Kenneth Kirkland [Member]
Common stock shares reserved under stock option plan														75,000		50,000	50,000
Subsequent Event [Member] | Self-directed offering [Member]
Number of equity securities offered under the plan, shares						920,000
Share price | $ / shares						$ 2.50
Number of equity securities offered under the plan, amount | $						$ 2,300,000
Class of warrants or rights issued, description						Each purchaser received one stock purchase warrant for each share of stock purchased for no additional consideration. Each warrant is exercisable at a price of $2.75 per share for a period of five years
Subsequent Event [Member] | Equity Option [Member]
Common stock shares reserved under stock option plan										40,000
Common stock shares issued upon conversion of debt										34,296
Subsequent Event [Member] | Series C Warrant [Member] | KCC [Member]
Common stock shares reserved under stock option plan		3,500,000						3,500,000
Common stock shares issued upon conversion of debt								3,092,637
Subsequent Event [Member] | Series B Warrant [Member] | KCC [Member]
Common stock shares reserved under stock option plan		1,326,087						1,326,087
Common stock shares issued upon conversion of debt		1,181,194
Subsequent Event [Member] | February 2017 Loan Agreements [Member]
Number of loan agreements | Installment											2
Subsequent Event [Member] | February 2017 Loan Agreements [Member] | KCC [Member]
Convertible debt financing, principal amount | $									$ 395,000
Maturity date									Feb. 23, 2018
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

Debt instrument floor price | $ / shares									$ 2.76
Subsequent Event [Member] | February 2017 Loan Agreements [Member] | Joseph Sierchio [Member]
Convertible debt financing, principal amount | $									$ 25,000
Maturity date									Feb. 23, 2018
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

Debt instrument floor price | $ / shares									$ 2.76
Subsequent Event [Member] | February 2017 Loan Agreements [Member] | Series F Warrant [Member] | KCC [Member]
Common stock shares reserved under stock option plan									114,193
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

Subsequent Event [Member] | February 2017 Loan Agreements [Member] | Series F Warrant [Member] | Joseph Sierchio [Member]
Common stock shares reserved under stock option plan									7,246
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

Subsequent Event [Member] | Investor [Member] | March 2017 loan agreements [Member]
Convertible debt financing, principal amount | $	$ 25,000											$ 25,000
Maturity date	Feb. 23, 2018
Debt instrument conversion feature

(i) $3.45, or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Investor elects to convert the March 2017 Note, subject to a floor price of $2.76

Debt instrument floor price | $ / shares	$ 2.76											$ 2.76
Subsequent Event [Member] | Investor [Member] | March 2017 loan agreements [Member] | Series F Warrant [Member]
Common stock shares reserved under stock option plan	7,246											7,246
Debt instrument conversion feature												(i) $3.45, or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Investor elects to exercise their Series F Warrant
Warrant expiration period												5 years
Subsequent Event [Member] | Board of directors [Member] | Equity Option [Member]
Common stock shares reserved under stock option plan			70,000
Common stock shares issued upon conversion of debt			38,642
Subsequent Event [Member] | Kenneth Kirkland [Member] | Equity Option [Member]
Common stock shares reserved under stock option plan															40,000
Common stock shares issued upon conversion of debt			29,642
Subsequent Event [Member] | Dr. Gerlach [Member] | Warrant [Member]
Common stock shares reserved under stock option plan				240,000
Common stock shares issued upon conversion of debt				204,571